Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Options Outstanding Number of Shares
Beginning Balance (in shares)	694,727
Granted (in shares)	167,557
Vested (in shares)	(335,616)
Forfeited (in shares)	(2,705)
Ending Balance (in shares)	523,963
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 68.06
Granted (USD per share)	118.90
Vested (USD per share)	62.28
Forfeited (USD per share)	56.58
Ending balance (USD per share)	88.07
Weighted Average Fair Value
Beginning Balance (USD per share)	20.03
Granted (USD per share)	36.84	$ 25.06
Vested (USD per share)	18.53
Forfeited (USD per share)	16.84
Ending Balance (USD per share)	$ 26.38